Divestiture Transactions and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following table presents the carrying amounts of the components of assets and liabilities segregated on Ameren's consolidated balance sheets as discontinued operations at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Current assets of discontinued operations
Cash and cash equivalents	$25	$7
Accounts receivable and unbilled revenue	102	108
Materials and supplies	134	162
Mark-to-market derivative assets	102	65
Property and plant, net	748	3,279
Accumulated deferred income taxes, net	385	—
Other assets	104	97
Total current assets of discontinued operations	$1,600	$3,718
Current liabilities of discontinued operations
Accounts payable and other current obligations	$133	$134
Mark-to-market derivative liabilities	63	39
Long-term debt, net	824	824
Accumulated deferred income taxes, net	—	583
Asset retirement obligations	78	64
Pension and other postretirement benefits	40	92
Other liabilities	28	26
Total current liabilities of discontinued operations	$1,166	$1,762
Accumulated other comprehensive income (loss)(a)	$19	$(31)
Noncontrolling interest(b)	$8	$7

(a)
Accumulated other comprehensive income related to discontinued operations remains in “Accumulated other comprehensive loss” on Ameren’s December 31, 2012 and 2011, consolidated balance sheets. This balance relates to New AER assets and liabilities that will be realized or removed from Ameren’s consolidated balance sheet either before or at the closing of the New AER divestiture.

(b)
The 20% ownership interest of EEI not owned by Ameren remains in “Noncontrolling interests” on Ameren’s December 31, 2012 and 2011, consolidated balance sheets. This noncontrolling interest will be removed from Ameren’s consolidated balance sheet at the closing of the New AER divestiture.

The following table presents the components of discontinued operations in Ameren's consolidated statement of income (loss) for the year ended December 31, 2012, 2011 and 2010:

	Year ended
	2012		2011	2010
Operating revenues	$1,047		$1,278	$1,369
Operating expenses	(3,478)	(a)	(1,048)	(1,578)	(b)
Operating income (loss)	(2,431)		230	(209)
Other income (loss)	—		1	2
Interest charges	(56)		(64)	(83)
Income (loss) before income taxes	(2,487)		167	(290)
Income tax (expense) benefit	989		(65)	(51)
Income (loss) from discontinued operations, net of taxes	$(1,498)		$102	$(341)

(a)
Includes a noncash pretax asset impairment charge of $628 million to reduce the carrying value of AERG’s Duck Creek energy center to its estimated fair value under held and used accounting guidance. In addition, includes a noncash pretax asset impairment charge of $1.95 billion to reduce the carrying values of all the AER coal and natural gas-fired energy centers, except the Joppa coal-fired energy center, to their estimated fair values, under held and used accounting guidance, as a result of the decision in December 2012 that Ameren intends to exit the Merchant Generation business.

(b)
Includes a noncash pretax goodwill impairment charge of $420 million representing all the goodwill assigned to Ameren's Merchant Generation reporting unit as a result of proposed and pending environmental regulations which were expected to result in a significant increase in capital and operations and maintenance expenditures for the energy centers held by AER. Also, includes a $36 million noncash pretax asset impairment charge to reduce the carrying value of the Medina Valley energy center to its estimated fair value and a noncash pretax intangible asset impairment charge of $68 million to reduce existing SO2 emission allowances to their estimated fair value.

Schedule Of Coverage Ratios
The following table summarizes the required and actual interest coverage ratios for interest charges and dividend coverage ratios and bonds and preferred stock issuable as of December 31, 2012, at an assumed interest rate of 6% and dividend rate of 7%.

	Required Interest Coverage Ratio(a)	Actual Interest Coverage Ratio	Bonds Issuable(b)		Required Dividend Coverage Ratio(c)	Actual Dividend Coverage Ratio	Preferred Stock Issuable
Ameren Missouri	>2.0	4.6	$4,056		>2.5	122.8	$2,351
Ameren Illinois	>2.0	7.1	3,439	(d)	>1.5	2.8	203

(a)
Coverage required on the annual interest charges on first mortgage bonds outstanding and to be issued. Coverage is not required in certain cases when additional first mortgage bonds are issued on the basis of retired bonds.

(b)
Amount of bonds issuable based either on required coverage ratios or unfunded property additions, whichever is more restrictive. The amounts shown also include bonds issuable based on retired bond capacity of $485 million and $645 million at Ameren Missouri and Ameren Illinois, respectively.

(c)	Coverage required on the annual dividend on preferred stock outstanding and to be issued, as required in the respective company’s articles of incorporation.

(d)	Amount of bonds issuable by Ameren Illinois based on unfunded property additions and retired bonds solely under the former IP mortgage indenture.

Ameren Energy Generating Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Coverage Ratios
The following table summarizes these ratios for the 12 months ended and as of December 31, 2012:

	Required Ratio	Actual Ratio
Interest coverage ratio- restricted payment (a)	≥1.75	2.6
Interest coverage ratio- additional indebtedness (b)	≥2.50	2.6
Debt-to-capital ratio- additional indebtedness (b)	≤60%	44%

(a)
As of the date of the restricted payment, as defined, the minimum ratio must have been achieved for the most recently ended four fiscal quarters and projected by management to be achieved for each of the subsequent four six-month periods. Investments in the non-state-regulated subsidiary money pool and repayments of non-state-regulated subsidiary money pool borrowings are not subject to this incurrence test.

(b)
Ratios must be computed on a pro forma basis considering the additional indebtedness to be incurred and the related interest expense. Non-state-regulated subsidiary money pool borrowings are defined as permitted indebtedness and are not subject to these incurrence tests. Other borrowings from third-party external sources are included in the definition of indebtedness and are subject to these incurrence tests.